ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement amounts and balances of the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
ASSETS
Cash and cash equivalents	¥ 6,116,360		¥ 4,418,416	¥ 2,108,123	$ 959,790
Restricted cash	2,643,587		2,355,850	1,727,727	414,836
Security deposit prepaid to third-party guarantee companies	874,886		915,144		137,289
Funds receivable from third party payment service providers	153,151		131,464		24,033
Accounts receivable and contract assets, net	3,097,254		2,394,528		486,027
Financial assets receivable, net	4,404,208		4,210,808
Amounts due from related parties	837,324		193,305		131,394
Loans receivable, net	9,844,481		7,500,629		1,544,814
Prepaid expenses and other assets	383,937		401,224		60,246
Accounts receivable and contract assets, net-non current	223,474		307,937		35,068
Financial assets receivable, net-non current	597,965		645,326		93,834
Amounts due from related parties, non-current	140,851				22,103
Loans receivable, net-noncurrent	2,859,349		87,685		448,694
Property and equipment, net	24,941		19,360		3,914
Land use rights, net	1,018,908				159,889
Intangible assets	4,961		3,403		778
Deferred tax assets	834,717		1,398,562	697,348	130,985
Other non-current assets	42,606		48,990		6,686
TOTAL ASSETS	33,504,995		24,387,305		5,257,663
LIABILITIES
Accrued expenses and other current liabilities	2,258,329		809,761		354,381
Amounts due to related parties	214,057		71,562		33,590
Short term loans	397,576		186,800		62,388
Income tax payable	624,112		1,227,314		97,937
Deferred tax liabilities	121,426		37,843		19,054
Other long-term liabilities	13,177		14,974		2,068
TOTAL LIABILITIES	18,288,386		14,906,215		$ 2,869,846
Net cash provided by operating activities	5,789,700	$ 908,530	5,325,810	2,973,075
Net cash provided by (used in) investing activities	(6,064,328)	(951,625)	892,770	(8,860,441)
Net cash provided by (used in) financing activities	2,263,720	$ 355,227	(3,282,400)	7,707,858
Consolidated VIEs
ASSETS
Cash and cash equivalents	4,605,851		3,709,740
Restricted cash	1,986,512		2,006,874
Security deposit prepaid to third-party guarantee companies	874,886		915,144
Funds receivable from third party payment service providers	153,151		131,464
Accounts receivable and contract assets, net	2,133,477		2,316,357
Financial assets receivable, net	3,806,243		3,480,605
Amounts due from related parties	608,924		178,791
Loans receivable, net	1,197,532		1,018,124
Prepaid expenses and other assets	235,780		202,070
Accounts receivable and contract assets, net-non current	217,298		307,937
Financial assets receivable, net-non current	597,965		645,326
Amounts due from related parties, non-current	121,855
Loans receivable, net-noncurrent	1,029,545		50,528
Property and equipment, net	15,074		15,370
Land use rights, net	1,018,908
Intangible assets	3,972		1,802
Deferred tax assets	779,291		1,353,420
Other non-current assets	27,729		31,539
TOTAL ASSETS	19,413,993		16,365,091
LIABILITIES
Accrued expenses and other current liabilities	1,820,609		771,562
Amounts due to related parties	94,057		71,562
Short term loans	150,000		105,238
Guarantee liabilities	8,103,225		7,724,841
Income tax payable	449,553		1,151,275
Other tax payable	218,017		215,906
Deferred tax liabilities	65,542		37,843
Other long-term liabilities	10,271		6,806
TOTAL LIABILITIES	10,911,274		10,085,033
Net revenue	13,674,223		11,062,032	7,318,362
Net income	5,462,150		2,541,386	1,707,839
Net cash provided by operating activities	5,431,654		3,715,112	2,010,741
Net cash provided by (used in) investing activities	(1,427,958)		(1,012,415)	134,286
Net cash provided by (used in) financing activities	¥ 359,082		¥ (94,762)	¥ 198,242
Percentage of consolidated revenues	82.00%	82.00%	82.00%	79.00%
Percentage of consolidated total assets	58.00%	58.00%	67.00%
Percentage of consolidated total liabilities	60.00%	60.00%	68.00%